UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2020

Date of reporting period:  October 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments October 31, 2019 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 16.0%
Dollar General	159,541	$25,580,804
Lowe's Companies	220,859	24,650,073
Omnicom Group	238,358	18,398,854
Ross Stores	225,606	24,742,210
		93,371,941
Consumer Staples - 17.6%
Altria Group	284,540	12,744,546
Conagra Brands	538,352	14,562,422
JM Smucker	182,304	19,265,887
Kroger	819,456	20,191,396
Philip Morris International	232,836	18,962,164
Unilever N.V.	285,434	16,909,110
		102,635,525
Energy - 6.2%
Chevron	121,523	14,113,681
Occidental Petroleum	239,093	9,683,267
Royal Dutch Shell - ADR	216,509	12,551,027
		36,347,975
Financials - 11.9%
Aflac	388,048	20,628,632
Marsh & McLennan Companies	250,276	25,933,599
State Street	342,203	22,609,352
		69,171,583
Health Care - 27.4% #
Abbott Laboratories	201,909	16,881,612
AmerisourceBergen	217,800	18,595,764
Amgen	139,003	29,642,390
CVS Health	333,007	22,108,335
Johnson & Johnson	165,957	21,912,962
Merck & Co.	268,114	23,234,759
UnitedHealth Group	109,883	27,767,434
		160,143,256
Industrials - 11.2%
3M	55,438	9,146,715
Illinois Tool Works	150,424	25,358,478
Stanley Black & Decker	84,518	12,790,109
W.W. Grainger	59,133	18,262,636
		65,557,938
Information Technology - 5.3%
Global Payments	75,202	12,722,674
Microchip Technology	192,335	18,135,267
		30,857,941

Total Common Stocks		558,086,159
(Cost $494,858,034)

SHORT-TERM INVESTMENT - 4.3%
Invesco Treasury Portfolio, Institutional Class, Institutional Class, 1.65% ^
(Cost $24,960,703)	24,960,703	24,960,703

Total Investments - 99.9%
(Cost $519,818,737)		583,046,862
Other Assets and Liabilities, Net - 0.1%		661,038
Total Net Assets - 100.0%		$583,707,900

ADR	- American Depositary Receipt
#
As of October 31, 2019, the Fund had a significant portion of its assets invested in the Health Care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolecense.

^	The rate shown is the annualized seven day effective yield as of October 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$558,086,159	$–	$–	$558,086,159
Short-Term Investment	24,960,703	–	–	24,960,703
Total Investments	$583,046,862	$–	$–	$583,046,862

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   December 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   December 12, 2019

By (Signature and Title) /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   December 12, 2019